Financial Assets and Financial Liabilities_Transferred Financial Assets That Are Not Derecognized In Their Entirety (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Loans Securitised For Senior Debentures Member [Member]
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carrying amount of underlying assets		₩ 1,702,993,000,000	₩ 1,168,232,000,000
Carrying amount of related liabilities		₩ 762,408,000,000	₩ 856,602,000,000
KB Kookmin Card Second Securitization Co., Ltd.
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		The Company has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. In addition, the Company can entrust additional eligible card transaction accounts and deposits. To avoid such early redemption, the Company entrusts accounts and deposits in addition to the previously entrusted card accounts. Accordingly, as asset-backed debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.	The Company has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. In addition, the Company can entrust additional eligible card transaction accounts and deposits. To avoid such early redemption, the Company entrusts accounts and deposits in addition to the previously entrusted card accounts. Accordingly, as asset-backed debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.
Carrying amount of underlying assets	[1]	₩ 495,545,000,000	₩ 605,958,000,000
Carrying amount of related liabilities	[1]	₩ 107,093,000,000	₩ 361,769,000,000
KB Kookmin Card Third Securitization Co., Ltd.
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		The Company has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. In addition, the Company can entrust additional eligible card transaction accounts and deposits. To avoid such early redemption, the Company entrusts accounts and deposits in addition to the previously entrusted card accounts. Accordingly, as asset-backed debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.	The Company has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. In addition, the Company can entrust additional eligible card transaction accounts and deposits. To avoid such early redemption, the Company entrusts accounts and deposits in addition to the previously entrusted card accounts. Accordingly, as asset-backed debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.
Carrying amount of underlying assets	[1]	₩ 600,813,000,000	₩ 0
Carrying amount of related liabilities	[1]	₩ 324,425,000,000	₩ 0
KB Kookmin Card Fourth Securitization Co., Ltd.
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		The Company has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. In addition, the Company can entrust additional eligible card transaction accounts and deposits. To avoid such early redemption, the Company entrusts accounts and deposits in addition to the previously entrusted card accounts. Accordingly, as asset-backed debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.	The Company has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio(minimum rate: 104.5%) of the beneficiary interest in the trust. In addition, the Company can entrust additional eligible card transaction accounts and deposits. To avoid such early redemption, the Company entrusts accounts and deposits in addition to the previously entrusted card accounts. Accordingly, as asset-backed debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.
Carrying amount of underlying assets	[1]	₩ 561,495,000,000	₩ 0
Carrying amount of related liabilities	[1]	₩ 320,892,000,000	₩ 0
Wise Mobile Eighth Securitization Specialty
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.	According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.
Carrying amount of underlying assets	[2]	₩ 0	₩ 11,209,000,000
Carrying amount of related liabilities	[2]	₩ 0	₩ 0
Wise Mobile Ninth Securitization Specialty
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.	According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.
Carrying amount of underlying assets	[2]	₩ 0	₩ 6,027,000,000
Carrying amount of related liabilities	[2]	₩ 0	₩ 0
Wise Mobile Tenth Securitization Specialty
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.	According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.
Carrying amount of underlying assets	[2]	₩ 0	₩ 17,485,000,000
Carrying amount of related liabilities	[2]	₩ 0	₩ 9,999,000,000
Wise Mobile Eleventh Securitization Specialty
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.	According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.
Carrying amount of underlying assets	[2]	₩ 0	₩ 16,830,000,000
Carrying amount of related liabilities	[2]	₩ 0	₩ 9,998,000,000
Wise Mobile Twelfth Securitization Specialty
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.	According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.
Carrying amount of underlying assets	[2]	₩ 0	₩ 27,107,000,000
Carrying amount of related liabilities	[2]	₩ 0	₩ 19,995,000,000
Wise Mobile Thirteenth Securitization Specialty
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.	According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.
Carrying amount of underlying assets	[2]	₩ 7,284,000,000	₩ 31,873,000,000
Carrying amount of related liabilities	[2]	₩ 0	₩ 24,996,000,000
Wise Mobile Fourteenth Securitization Specialty
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.	According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.
Carrying amount of underlying assets	[2]	₩ 8,504,000,000	₩ 52,583,000,000
Carrying amount of related liabilities	[2]	₩ 0	₩ 44,991,000,000
Wise Mobile Fifteenth Securitization Specialty
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.	According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.
Carrying amount of underlying assets	[2]	₩ 4,105,000,000	₩ 68,270,000,000
Carrying amount of related liabilities	[2]	₩ 0	₩ 64,983,000,000
Wise Mobile Sixteenth Securitization Specialty
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.	According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.
Carrying amount of underlying assets	[2]	₩ 5,500,000,000	₩ 114,213,000,000
Carrying amount of related liabilities	[2]	₩ 0	₩ 109,966,000,000
Wise Mobile Seventeenth Securitization Specialty
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.	According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.
Carrying amount of underlying assets	[2]	₩ 10,407,000,000	₩ 118,767,000,000
Carrying amount of related liabilities	[2]	₩ 4,999,000,000	₩ 114,955,000,000
Wise Mobile Eighteenth Securitization Specialty
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Description Of Nature Of Relationship Between Transferred Financial Assets That Are Not Derecognised In Their Entirety And Associated Liabilities		According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.	According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.
Carrying amount of underlying assets	[2]	₩ 9,340,000,000	₩ 97,910,000,000
Carrying amount of related liabilities	[2]	4,999,000,000	94,950,000,000
Securiteis Under Repurchase Agreement And Loaned Securities Member [Member]
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carring Amount of transferred assets		11,260,400,000,000	9,979,271,000,000
Carrying amount of related liabilities		10,666,315,000,000	8,815,027,000,000
Repurchase agreements
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carring Amount of transferred assets		10,111,732,000,000	9,302,087,000,000
Carrying amount of related liabilities		10,666,315,000,000	8,815,027,000,000
Government bond
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carring Amount of transferred assets		418,966,000,000	108,062,000,000
Carrying amount of related liabilities		0	0
Stock
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carring Amount of transferred assets		729,702,000,000	552,872,000,000
Carrying amount of related liabilities		0	0
Others
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Line Items [Line Items]
Carring Amount of transferred assets		0	16,250,000,000
Carrying amount of related liabilities		₩ 0	₩ 0

[1]	The Company has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio (minimum rate: 104.5%) of the beneficiary interest in the trust. In addition, the Company can entrust additional eligible card transaction accounts and deposits. To avoid such early redemption, the Company entrusts accounts and deposits in addition to the previously entrusted card accounts. Accordingly, as asset-backed debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.
[2]	According to the liquidity facility agreement entered between the Special Purpose Companies (SPC) and Woori Bank and NH Bank, if the senior debentures cannot be redeemed by the underlying assets, the senior debentures should be redeemed by borrowings from the liquidity facilities. Accordingly, as senior debenture holders’ recourse is not limited to the underlying assets, the fair value is not disclosed.